Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a) Central Mare – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer) and a number of administrative employees.

As of December 31, 2024 and 2025, the amounts due from Central Mare were $351 and $1,037 respectively, reflecting the fact that Central Mare has collected $351 and $1,037 worth of EUA’s on the Company’s behalf from the Company’s charterers, respectively. Such amount is included in Due (to)/from related parties in the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Consolidated statements of comprehensive income
Total	360	360	360

(b) Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI (“CSI Letter Agreement”), a related party affiliated with the family of Evangelos J. Pistiolis and between January 1, 2019 and September 8, 2021 the Company entered into management agreements, or Management Agreements, between CSI and the Company’s vessel-owning subsidiaries. The CSI Letter Agreement can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the CSI Letter Agreement.

Pursuant to the CSI Letter Agreement, as well as the Management Agreements concluded between CSI and the Company’s vessel-owning subsidiaries, the Company pays a management fee of $670 per day per vessel for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i) $609 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSI also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSI the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSI provides, at cost, all accounting, reporting and administrative services. Finally, the CSI Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company’s Board of Directors. The management agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year. If CPI is less than 2% then a 2% increase is effected and if CPI is more than 5%, then a 5% increase is effected. On September 15, 2021 the Company entered into an amendment to the CSI Letter Agreement, whereby the payment for the already agreed commission for sale and purchase of vessels in the case of the purchase of a vessel under construction is denoted as “Newbuilding vessels monitoring fee” and is payable as follows: 25% of the commission on the purchase of the newbuilding construction contract, 25% of the commission on the steel cutting of the newbuilding vessel, 25% of the commission on launching of the newbuilding vessel and 25% of the commission on the delivery of the newbuilding vessel to the Company (“steel cutting” and “launching” are newbuilding vessel construction milestones, evidenced by notices received by the shipyard).

As of December 31, 2024 and 2025, the amounts due from/(to) CSI were $480 and $(437) respectively and are presented in Due to related parties and due from related parties, respectively, on the consolidated balance sheets.

The fees charged by and expenses relating to CSI for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025	Presented in:
Management fees	1,840	1,906	1,912	Management fees – related parties – Consolidated statements of comprehensive income
Superintendent fees	42	46	11	Vessel operating expenses – Consolidated statements of comprehensive income
	-	-	3	Capitalized in Vessels, net – Balance sheet
	-	74	-	Dry-docking costs - Consolidated statements of comprehensive income
Accounting and reporting cost	360	360	360	Management fees – related parties – Consolidated statements of comprehensive income
Commission for sale and purchase of vessels	-	-	778	Management fees – related parties – Consolidated statement of comprehensive income
Newbuilding vessels monitoring fee	-	-	417	Capitalized in Advances for vessels under construction – Balance sheet
Financing fees	164	586	414	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire revenue	1,037	1,040	1,015	Voyage expenses - Consolidated statements of comprehensive income
Total	3,443	4,012	4,910

(c) Issuance and conversion of Series E Shares: On March 29, 2019 the Company entered into a stock purchase agreement with Family Trading Inc (“Family Trading”), a related party owned by the Lax Trust, an irrevocable trust established for the benefit of certain family members of Mr. Evangelos J. Pistiolis, pursuant to which the Company exchanged the outstanding principal, fees and interest of the Further Amended Family Trading Credit Facility with 27,129 Series E Shares (defined below, also see Note 15). For the year ended December 31, 2023, the Company declared dividends of $1,001 to the holder of the Series E Shares. On December 6, 2023, the Company received a conversion notice for the conversion of all the outstanding Series E Shares (13,452 shares) into 2,930,718 of the Company’s common shares (see Note 15).

(d) Charter Party with Central Tankers Chartering Inc (“CTC”): On January 6, 2021 the Company acquired a shipowning company from an entity affiliated with Mr. Evangelos J. Pistiolis that owned M/T Eco Oceano CA which was party to a time charter, with CTC an entity affiliated with Mr. Evangelos J. Pistiolis, for a firm duration of five years at a gross daily rate of $32,450, with two optional years at $33,950 and $35,450 at CTC’s option. On February 22, 2022, the Company amended the previously agreed time charter with CTC and increased its firm period from 5 years to 15 years and reduced the daily rate from $32,450 to $24,500. On December 31, 2025, the Company further amended the time charter with CTC to increase the daily rate to $30,000 from $24,500 with its firm period being amended to expire on December 31, 2030. As part of the amendment, CTC now has a purchase option exercisable only in February 2027 at an amount of $70,000. Both amendments were approved by a special committee of the Company’s board of directors, of which all of the directors were independent, after obtaining a fairness opinion from an independent financial advisor. The time charter commenced on the date of delivery. For the years ended December 31, 2023, 2024 and 2025 the CTC charter generated $8,943, $8,967 and $8,943 of revenue presented in Time charter revenues in the accompanying consolidated statements of comprehensive income. As of December 31, 2024 and 2025, amounts due from CTC amounted to $- and $112. This amount related to the worth of EUAs that were due from CTC.

(e) Personal Guarantees by Mr. Evangelos J. Pistiolis and Related Amendments to the Series D Preferred Shares: As a prerequisite for the Navigare Lease (defined below, see Note 6), Mr. Evangelos J. Pistiolis personally guaranteed the performance of the bareboat charters connected to the lease and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided and the Company amended the Certificate of Designations governing the terms of the Series D Preferred Shares (see Note 9), to adjust the voting rights per share of Series D Preferred Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the Company’s total voting power, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. This personal guarantee came into effect in case 120 days had passed and the Company was still unable to pay down all amounts due under the Navigare lease, with the exception of amounts due to Navigare due to a total loss, where in this case the personal guarantee would cover an amount equal to all unpaid charter hire and a further amount equivalent to all future charter hire that would have accrued from the date of the total loss up to the end of the charter period and was callable 200 days after the date of the total loss. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by our Board of Directors, including all three independent directors. Subsequent to the expiration of the Navigare Lease on December 22, 2025, the amendment to the Certificate of Designations adjusting the voting rights per share of the Series D Preferred Shares was automatically terminated, and the voting rights of the Series D Preferred Shares reverted to their pre-amendment terms.

(f) Issuance of Series F Shares: On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Shares”, see Note 15). The issuance of the Series F Shares was approved by a committee of the Company’s board of directors, of which all of the directors were independent. In December 2022, 100% of Africanus Inc shares were transferred to 3 Sororibus Trust, which is an irrevocable trust established for the benefit of certain family members of Mr. Pistiolis. For the years ended December 31, 2023, and 2024 the Company declared dividends of  $5,009 and $0 respectively. On February 6, 2024, the Company redeemed the remaining 3,659,627 Series F Shares for $43,916. As of December 31, 2024, there were no dividends due to Africanus Inc.

(g) Short-term loan to Rubico (“Rubico Bridge Loan”): On November 7, 2025, the Company extended an unsecured short-term credit facility of $9,000 used by Rubico to facilitate the refinancing of its fleet. The facility bore interest of 6.0% per annum, an arrangement fee of 2.0% and a prepayment fee of 1.0% in case that Rubico prepaid the outstanding balance before its original maturity of 90 days after the drawdown date. Rubico prepaid the outstanding amount of $9,000 on November 12, 2025, together with interest, arrangement fee and prepayment fee. Related party interest income, arrangement fee and prepayment fee for the year ended December 31, 2025, incurred in connection with this credit facility, amounted to $7, $180 and $90 respectively and are included in interest income in the accompanying consolidated statements of comprehensive income. As of December 31, 2025, there were no interest, arrangement fees nor prepayment fees due from Rubico Inc. As of December 31, 2025, the amount due to Rubico was $139 and was presented in Due to related parties, on the consolidated balance sheets.

(h) Executive bonus: On December 10, 2023 and on October 9, 2024, the Company’s compensation committee comprising of independent directors suggested and the board of directors granted to Mr. Evangelos J. Pistiolis a bonus of $5,000 and $4,000 respectively which is included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive income. On January 23, 2025, the Company’s compensation committee comprising of independent directors suggested and the board of directors granted to Mr. Evangelos J. Pistiolis an additional bonus of $2,000 for the year 2024, which is also included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive income for the year ended December 31, 2024. An amount of $2,000 was due to Mr. Evangelos J. Pistiolis and such amount was included in Due to related parties in the accompanying consolidated balance sheets as of December 31, 2024. The amount of $2,000 has been fully settled as of December 31, 2025. On October 17, 2025, the compensation committee suggested and the board of directors granted a bonus of $6,000 to Mr. Evangelos J. Pistiolis for the year 2025, which is included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive income for the year ended December 31, 2025. As of December 31, 2025, the amount of $6,000 has been fully settled.

(i) Advances for Asset Acquisition to Related Party: On November 21, 2025 the Company entered into a non-binding letter of intent (“2025 No-Shop LOI”) with Mr. Evangelos J. Pistiolis for the potential acquisition of certain residential real estate assets in Dubai from a company affiliated with Mr. Evangelos J. Pistiolis, whereby the latter granted the Company an exclusive right and an option to acquire all or a portion of a portfolio of assets with an estimated aggregate market value in excess of $200 million. The purchase price on exercise of the option with respect to any of the properties will be at a 10% discount to their respective fair market values as determined by two independent appraisals. The consideration for the 2025 No-Shop LOI was $23,500 (the “2025 No-Shop-LOI Consideration”) that will be credited against the acquisition price or refunded to the extent the Company does not elect to exercise the purchase option. As of December 31, 2025, $11,500 of the 2025 No Shop LOI Consideration was settled and the remaining $12,000 was settled on January 5, 2026. The purchase option had an expiration period of 90 days after the payment of the 2025 No-Shop-LOI Consideration and was subsequently extended up to May 31, 2026. As of December 31, 2025, the $11,500 from the 2025 No-Shop-LOI Consideration paid is presented under Advances for asset acquisitions to related party in the accompanying consolidated balance sheets. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by a special committee of our Board of Directors, consisting of all three of our independent Directors, after obtaining a fairness opinion from an independent financial advisor. In connection with the balance presented under Advances for asset acquisitions to related party in the accompanying consolidated balance sheets as of December 31, 2024, please see Note 1.

(j) Personal Guarantee for HSBC loan: On January 15, 2024, the Company entered into a bridge loan with HSBC Private Bank (Suisse) SA (“HSBC”) (Note 7). As a prerequisite for granting the loan to the Company, HSBC requested a personal guarantee from Mr. Evangelos J. Pistiolis, which he provided in exchange for an arrangement fee of 1.00%. Since the loan was drawn-down and shortly after repaid, the Company accelerated the amortization of this arrangement fee that resulted in an expense of $280, included in Interest and finance costs in the accompanying consolidated statements of comprehensive income.

(k) Liability from contract with related party: On December 4, 2025 the Company entered into a letter of intent (“LOI”) relating to the prospective sale to Rubico of Roman Explorer Inc. (a wholly owned subsidiary that owns 100% of the Newbuilding Yacht), whereby the Company was precluded from marketing or selling the Newbuilding Yacht until March 31, 2026. The consideration for the LOI was $4,000 (“2025 LOI advance”) and it was netted-off against the sale consideration. The consideration was refundable in case Rubico elected not to proceed with the acquisition of Roman Explorer Inc. The Company on December 31, 2025 (the “SPA signing date”) entered into a SPA for the sale of Roman Explorer Inc. to Rubico Inc. for a consideration of $38,000 (“Newbuilding Yacht Consideration”). The transaction represents a nonreciprocal transfer of long-lived assets between entities under common control. As such, the transfer is considered a disposal other than by sale, and, by analogy to ASC 845-10-30-10, the assets to be distributed continue to be classified as held and used until the distribution occurs.

On the SPA signing date, Rubico settled $19,500 of the Newbuilding Yacht Consideration by netting the 2025 LOI advance and by paying $15,500. This amount is presented under “Liability from contract with related parties” in the consolidated balance sheets as of December 31, 2025. The remaining $18,500 will be settled in installments over a period of 300 days following the entry into the SPA. Under certain circumstances the Company can demand the payment of installments in the form of newly-issued Series E Perpetual Convertible Preferred Shares of Rubico, that have terms similar to the Series E Preferred shares issued by the Company (Note 15). On March 31, 2026 (the “Closing date”) the SPA was consummated, and Roman Explorer Inc. was transferred to Rubico. Up to the closing date, the Company had collected $28,500 of the Newbuilding Yacht consideration.

The abovementioned transaction was approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent and for each transaction the Special Committee obtained a fairness opinion relating to the consideration of the transaction from an independent financial advisor.